Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Deferred Compensation	Accumulated Deficit	Total
Balance at Dec. 31, 2019		$ 13,105	$ 4,806,944		$ (5,091,728)	$ (271,679)
Balance (in Shares) at Dec. 31, 2019		13,104,561
Accretion of stock-based compensation			213,841			213,841
Common stock issued for cash		$ 1	75,005			75,006
Common stock issued for cash (in Shares)		1,492
Warrant issued for cash			25,000			25,000
Common stock issued for services		$ 3,999	234,269			238,268
Common stock issued for services (in Shares)		3,999,085
Recapitalization of the Company	$ 250	$ 1,899	(196,873)			(194,724)
Recapitalization of the Company (in Shares)	250,000	1,899,094
Common stock repurchase obligation (see Note 3)			(1,300,000)			(1,300,000)
Disposal of a component with related party (see Note 3)	$ (250)		131,471			131,221
Disposal of a component with related party (see Note 3) (in Shares)	(250,000)
Warrant issued pursuant to an agreement			360,000			360,000
Warrant issued for services			11,471			11,471
Common stock issued with convertible debt		$ 119	38,144			38,263
Common stock issued with convertible debt (in Shares)		119,535
Net loss					(1,241,661)	(1,241,661)
Balance at Dec. 31, 2020		$ 19,123	4,399,272		(6,333,389)	(1,914,994)
Balance (in Shares) at Dec. 31, 2020		19,123,768
Balance at Oct. 31, 2020		$ 19,004	4,349,657		(6,238,085)	(1,869,424)
Balance (in Shares) at Oct. 31, 2020		19,004,232
Common stock issued as commitment fee		$ 149	61,584			61,733
Common stock issued as commitment fee (in Shares)		148,920
Common stock warrant issued for professional services			11,471			11,471
Net loss					(142,936)	(142,936)
Balance at Jan. 31, 2021		$ 19,153	4,422,712		(6,381,021)	(1,939,156)
Balance (in Shares) at Jan. 31, 2021		19,153,152
Balance at Oct. 31, 2020		$ 19,004	4,349,657		(6,238,085)	(1,869,424)
Balance (in Shares) at Oct. 31, 2020		19,004,232
Net loss						(2,539,550)
Balance at Jul. 31, 2021		$ 25,052	9,816,472	(1,200,000)	(8,777,635)	(136,111)
Balance (in Shares) at Jul. 31, 2021		25,053,067
Balance at Dec. 31, 2020		$ 19,123	4,399,272		(6,333,389)	(1,914,994)
Balance (in Shares) at Dec. 31, 2020		19,123,768
Common stock and common stock warrants issued as commitment fee			156,926			156,926
Common stock issued for acquisition		$ 2,008	2,026,385			2,028,393
Common stock issued for acquisition (in Shares)		2,008,310
Common stock issued for asset acquisition transaction (see Note 4)		$ 4,267	5,585,067			5,589,334
Common stock issued for asset acquisition transaction (see Note 4) (in Shares)		4,266,667
Common stock issued for cash		$ 6,112	4,362,684			4,368,796
Common stock issued for cash (in Shares)		6,112,993
Common stock issued for services and prepaid services		$ 2,100	3,967,116	(750,000)		3,219,216
Common stock issued for services and prepaid services (in Shares)		2,100,000
Common stock issued as commitment fee		$ 854	417,700			418,554
Common stock issued as commitment fee (in Shares)		853,385
Common stock issued as stock-based compensation		$ 125	156,625			156,750
Common stock issued as stock-based compensation (in Shares)		125,000
Common stock warrant issued as stock-based compensation			2,714,971			2,714,971
Reduction of the repurchase obligation pursuant to the Put Option Agreement			681,726			681,726
Common stock issued for product development agreements		$ 450	577,050	(508,281)		69,219
Common stock issued for product development agreements (in Shares)		450,000
Common stock issued pursuant to lock-up agreements		$ 113	152,513	(115,938)		36,688
Common stock issued pursuant to lock-up agreements (in Shares)		112,500
Net loss					(12,802,275)	(12,802,275)
Balance at Oct. 31, 2021		$ 35,152	25,198,035	(1,374,219)	(19,135,664)	4,723,304
Balance (in Shares) at Oct. 31, 2021		35,152,623
Balance at Jan. 31, 2021		$ 19,153	4,422,712		(6,381,021)	(1,939,156)
Balance (in Shares) at Jan. 31, 2021		19,153,152
Common stock warrant issued for stock based compensation		$ 25	24,725			24,750
Common stock warrant issued for stock based compensation (in Shares)		25,000
Common stock and common stock warrants issued as commitment fee		$ 450	299,826			300,276
Common stock and common stock warrants issued as commitment fee (in Shares)		450,000
Common stock issued for services and prepaid services		$ 2,000	1,798,000	(1,650,000)		150,000
Common stock issued for services and prepaid services (in Shares)		2,000,000
Reduction of the repurchase obligation pursuant to the Put Option Agreement			145,634			145,634
Net loss					(1,019,189)	(1,019,189)
Balance at Apr. 30, 2021		$ 21,628	6,690,897	(1,650,000)	(7,400,210)	(2,337,685)
Balance (in Shares) at Apr. 30, 2021		21,628,152
Common stock and common stock warrants issued as commitment fee		$ 210	134,354			134,564
Common stock and common stock warrants issued as commitment fee (in Shares)		210,000
Common stock issued for acquisition		$ 2,008	2,026,385			2,028,393
Common stock issued for acquisition (in Shares)		2,008,310
Accretion of stock-based compensation				450,000		450,000
Common stock issued for cash		$ 1,206	865,564			866,770
Common stock issued for cash (in Shares)		1,206,605
Reduction of the repurchase obligation pursuant to the Put Option Agreement			99,272			99,272
Net loss					(1,377,425)	(1,377,425)
Balance at Jul. 31, 2021		$ 25,052	9,816,472	(1,200,000)	(8,777,635)	(136,111)
Balance (in Shares) at Jul. 31, 2021		25,053,067
Balance at Oct. 31, 2021		$ 35,152	25,198,035	(1,374,219)	(19,135,664)	4,723,304
Balance (in Shares) at Oct. 31, 2021		35,152,623
Common stock issued for cash		$ 1,378	989,790			991,168
Common stock issued for cash (in Shares)		1,378,399
Common stock issued for services and prepaid services		$ 660	785,940	87,000		873,600
Common stock issued for services and prepaid services (in Shares)		660,000
Common stock warrant issued for professional services			36,777			36,777
Reduction of the repurchase obligation pursuant to the Put Option Agreement			93,498			93,498
Common stock issued for product development agreements		$ 100	99,900	46,614		146,614
Common stock issued for product development agreements (in Shares)		100,000
Common stock issued pursuant to lock-up agreements		$ 273	276,623	2,041		278,937
Common stock issued pursuant to lock-up agreements (in Shares)		272,541
Net loss					(2,896,336)	(2,896,336)
Balance at Jan. 31, 2022		$ 37,563	27,480,563	(1,238,564)	(22,032,000)	4,247,562
Balance (in Shares) at Jan. 31, 2022		37,563,563
Balance at Oct. 31, 2021		$ 35,152	25,198,035	(1,374,219)	(19,135,664)	4,723,304
Balance (in Shares) at Oct. 31, 2021		35,152,623
Net loss						(8,237,494)
Balance at Jul. 31, 2022		$ 42,741	31,530,170	(237,603)	(29,951,604)	1,383,704
Balance (in Shares) at Jul. 31, 2022		42,740,581
Balance at Jan. 31, 2022		$ 37,563	27,480,563	(1,238,564)	(22,032,000)	4,247,562
Balance (in Shares) at Jan. 31, 2022		37,563,563
Common stock warrant issued for stock based compensation			374,560			374,560
Common stock issued for cash		$ 450	312,110			312,560
Common stock issued for cash (in Shares)		449,303
Accretion of stock-based professional fees				663,000		663,000
Common stock issued for commitment fee included in interest expense		$ 45	29,834			29,879
Common stock issued for commitment fee included in interest expense (in Shares)		45,989
Reduction of the repurchase obligation pursuant to the Put Option Agreement			19,574			19,574
Accretion related to common stock issued for product development agreements				125,000		125,000
Common stock issued pursuant to lock-up agreements		$ 245	277,132	113,898		391,275
Common stock issued pursuant to lock-up agreements (in Shares)		244,207
Net loss					(3,053,483)	(3,053,483)
Balance at Apr. 30, 2022		$ 38,303	28,493,773	(336,666)	(25,085,483)	3,109,927
Balance (in Shares) at Apr. 30, 2022		38,303,062
Common stock issued for cash		$ 105	64,659			64,764
Common stock issued for cash (in Shares)		104,502
Common stock issued pursuant to lock-up agreement with related party		$ 25	27,475			27,500
Common stock issued pursuant to lock-up agreement with related party (in Shares)		25,000
Common stock issued for cashless exercise and settlement of warrants		$ 3,723	2,770,213		(2,578,446)	195,490
Common stock issued for cashless exercise and settlement of warrants (in Shares)		3,723,017
Common stock issued pursuant to settlement agreements		$ 585	169,065			169,650
Common stock issued pursuant to settlement agreements (in Shares)		585,000
Repurchase obligation pursuant to stock repurchase agreement			(150,000)			(150,000)
Relative fair value of warrants issued with convertible debt			154,985			154,985
Accretion related to common stock issued for product development agreements				99,063		99,063
Net loss					(2,287,675)	(2,287,675)
Balance at Jul. 31, 2022		$ 42,741	$ 31,530,170	$ (237,603)	$ (29,951,604)	$ 1,383,704
Balance (in Shares) at Jul. 31, 2022		42,740,581